SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In August 2025, the Board of Directors declared a dividend of $0.36 per share for the three months ended June 30, 2025. The record date for the dividend was September 12, 2025, the ex-dividend date was September 12, 2025 for shares listed on the New York Stock Exchange and September 11, 2025 for shares listed on the Oslo Stock Exchange, and the dividend is scheduled to be paid on or about September 24, 2025.
Refer to Note 5 for details of other transactions subsequent to June 30, 2025 pertaining to a vessel sale.